Loans and liquidity investments - Outstanding loans as per business area (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Outstanding loans as per product type
Total lending	kr 237,224	kr 231,678
Concessionary loans outstanding	315	382
CIRR-System
Outstanding loans as per product type
Total lending	87,872	69,163
Lending to Swedish exporters
Outstanding loans as per product type
Total lending	109,281	120,050
Lending to exporters' customers
Outstanding loans as per product type
Total lending	127,943	111,628
Lending to exporters' customers | CIRR-System
Outstanding loans as per product type
Total lending	kr 87,872	kr 69,163